Cover	Dec. 10, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2024
Entity File Number	333-282616
Entity Registrant Name	Union Electric Company
Entity Central Index Key	0000100826
Entity Tax Identification Number	43-0559760
Entity Incorporation, State or Country Code	MO
Entity Address, Address Line One	1901 Chouteau Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63103
City Area Code	314
Local Phone Number	621-3222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ameren Missouri Securitization Funding Illc [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2024
Entity File Number	333-282616-01
Entity Registrant Name	Ameren Missouri Securitization Funding I, LLC
Entity Central Index Key	0002039835
Entity Tax Identification Number	33-1368847
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1901 Chouteau Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63103
City Area Code	314
Local Phone Number	621-3222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false